Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Earnings Per Share
Note 16: Earnings Per Share
    The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2011	2010	2009

Net income	$521.9	$562.9	$475.5

Average shares outstanding (basic)	245.0	243.1	221.4
Common stock equivalents	2.1	2.4	2.2
Incremental shares from assumed conversion of convertible debentures	2.1	2.0	1.4

Shares utilized in diluted earnings per share calculation	249.2	247.5	225.0

Earnings per share:
Basic	$2.13	$2.32	$2.15
Diluted	$2.09	$2.27	$2.11

The Company's 2.5% Convertible Debentures were included in the calculation of diluted earnings per share for the years ended December 31, 2011, 2010 and 2009, since the average price of the Company's common stock exceeded the conversion price of the debentures during all or a portion of each year.  See Note 10 of the Notes to Consolidated Financial Statements for further information regarding conversion and repurchase of these debentures during 2011.